united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Wendy Wang, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 5/31

Date of reporting period: 11/30/18

Item 1. Reports to Stockholders.

Low Beta Tactical 500 Fund

Institutional Class – LBTTX
Investor Class – LBETX

Semi-Annual Report
November 30, 2018

1-844-655-9371

www.LGMCapitalManagement.com
LGM Capital Management, LLC
11811 N. Tatum Blvd., Suite 3031
Phoenix, AZ 85028

Distributed by Northern Lights Distributors, LLC
Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.lgmcapitalmanagement.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Greetings Low Beta Tactical 500 Shareholders,

We are pleased to present our six- month, semi- annual report. In this report we will discuss our growth and performance, and provide an audited accounting of Low Beta Tactical 500 (Low Beta) ended November 30, 2018. Since Low Beta is a newer fund, we will remind of its investment objective and strategy.

Our objective is to outperform the S&P 5001 with lower volatility than the index. We seek to achieve this by investing in the SPDR®S&P 500® ETF Trust (SPY) when we believe the S&P 500 will rise, and investing in a money market fund when we believe the S&P 500 will decline. Our decisions are based on our tactical analysis, research, and evaluation of current and historical market trends. We believe by applying our tactical analysis we can produce returns in excess of the S&P 500 over a complete market cycle with lower volatility or beta2. While in a money market fund, we may not outperform the S&P 500, but we will have lower beta.

Growth of Assets Under Management

We are excited about our growth of assets under management. For the six months ended November 30, 2018 Low Beta’s assets under management grew 24.5% from $39,730,563 to $49,458,425.87. For the one- year period ended November 30, 2018 Low Beta’s assets under management grew 166.3% from $18,572,529 to $49,458,425. As an independent adviser and mutual fund, we are proud of this growth, and our 18- month cumulative growth of total assets under management since inception. We have accomplished this without the support or sponsorship from a major Wall Street brokerage or investment advisory firm.

Market Volatility and Sell- Offs

2017 saw the S&P 500 record its lowest volatility since 1964. In 2018, volatility returned. The S&P 500 sold- off 10% in February, and 7% in October. During both sell- offs, we managed risk by moving to a money market fund. Additionally, in November the S&P 500 wreaked havoc on many investors, and whipsawed 200 points. Our one- year ended November 30, 2018 outperformed the S&P 500 by avoiding those sell- offs, lowering risk exposure, and capturing gains.

Performance

Low Beta’s one- year total returns growth of $10,000 including reinvested dividends and capital gains ended November 30, 2018 was 9.12%. During the same period, the S&P 500 total return was 6.27%. This represents Low Beta outperforming the benchmark S&P 500 by 45.5% with less risk, less volatility, and a beta of approximately 0.65. This contrasts to the S&P 500 beta of 1.

[1]	The S&P 500 is an American stock market index based on the market capitalization of 500 large companies. It is widely regarded as one of the best representations of the U.S. stock market, and is a benchmark for many professional money managers.

[2]	Beta is a measurement of market risk or volatility. A beta of 1 represents the volatility of the S&P 500, against which other mutual funds and their betas are measured. If a mutual fund has a beta of one, it will move the same amount and direction as the S&P 500. A beta greater than 1 indicates the mutual fund tends to be more volatile than the S&P 500, and a beta less than 1 means it tends to be less volatile than the S&P 500.

3130-NLD-2/7/2019

November 30, 2017 to November 30, 2018 Growth of $10,000

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. For performance data current to the most recent month end, please call toll- free 844-655-9371 or visit our website, www.LowBeta500Fund.com.

We are pleased with achieving our investment objective during the six-month period ended November 30, 2018, and outperforming the benchmark S&P 500 with lower beta, even with the increased volatility and violent sell- offs through the one- year ended November 30, 2018. We are also pleased that our shareholders did not participate in the turmoil of the 10% sell- off in February, and 7% sell- off in October. Our one- year, 166.3% growth of assets under management signifies investors becoming increasingly aware of our performance, and benefits of our investment objective and strategy. We thank our many shareholders for making this important opportunity possible.

Regards,

3130-NLD-2/7/2019

Low Beta Tactical 500 Fund
PORTFOLIO REVIEW (Unaudited)
November 30, 2018

The Fund’s performance figures(*) for the period ended November 30, 2018, compared to its benchmark:

		One Year	Since
	Six Month	(Annualized)	Inception (b)
Low Beta Tactical 500 Fund - Institutional Class	0.45%	9.12%	9.49%
Low Beta Tactical 500 Fund - Investor Class	0.27%	8.74%	9.16%
S&P 500 Total Return Index (a)	3.02%	6.27%	11.24%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund (“Waiver Agreement”) until at least September 30, 2019, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor))), will not exceed 1.55% and 1.80% of the daily average net assets attributable to Institutional Class and Investor Class shares, respectively. These fee waivers and reimbursements are subject to possible recoupment from the Fund by the Advisor in future years (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the expense limitation in place at the time of wavier and the expense limitation in place at the time of recapture. The expense limits in effect prior to their expiration on September 1, 2018 were 1.75% and 2.00% for the Institutional Class and Investor Class shares. The Fund’s gross total operating expenses as of the most recent prospectus is 2.08% and 2.33% of average daily net assets attributable to Institutional Class and Investor Class shares, respectively. Redemptions made within 90 days of purchase may be assessed a redemption fee of 2.00%. For performance information current to the most recent month-end, please call toll-free 1-844-655-9371.

(a)	The S&P 500 Total Return Index, is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

(b)	Inception date is June 12, 2017.

Top Holdings by Industry	Percentage of Net Assets
Exchange Traded Fund	97.4%
Short-Term Investment	2.4%
Other Assets in Excess of Liabilities	0.2%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Low Beta Tactical 500 Fund
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2018

Shares		Fair Value
	EXCHANGE TRADED FUND - 97.4%
	EQUITY FUND - 97.4%
175,000	SPDR S&P 500 ETF Trust	$48,238,750
	TOTAL EXCHANGE TRADED FUND (Cost $46,645,992)	48,238,750

	SHORT-TERM INVESTMENT - 2.4%
1,219,676	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 2.10% (a)
	(Cost $1,219,676)	1,219,676

	TOTAL INVESTMENTS (Cost $47,865,668) - 99.8%	$49,458,426
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	87,486
	NET ASSETS - 100.0%	$49,545,912

(a)	Money market fund; interest rate reflects seven-day effective yield on November 30, 2018.

See accompanying notes to financial statements.

Low Beta Tactical 500 Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
November 30, 2018

ASSETS
Investment securities:
At cost	$47,865,668
At fair value	$49,458,426
Dividends and interest receivable	37,878
Receivable for fund shares sold	99,970
Prepaid expenses	4,045
TOTAL ASSETS	49,600,319

LIABILITIES
Investment advisory fees payable	28,517
Payable to related parties	10,729
Distribution (12b-1) fees payable	9
Accrued expenses and other liabilities	15,152
TOTAL LIABILITIES	54,407
NET ASSETS	$49,545,912

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$46,796,697
Accumulated earnings	2,749,215
NET ASSETS	$49,545,912

Net Asset Value Per Share:
Institutional Class Shares:
Net Assets	$49,513,309
Shares of beneficial interest outstanding *	4,406,769

Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share **	$11.24

Investor Class Shares:
Net Assets	$32,603
Shares of beneficial interest outstanding *	2,913

Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share **	$11.19

*	Unlimited number of shares of beneficial interest authorized, no par value.

**	Redemptions made within 90 days of purchase may be assesed a redemption fee of 2.00%.

See accompanying notes to financial statements.

Low Beta Tactical 500 Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended November 30, 2018

INVESTMENT INCOME
Dividends	$186,835
Interest	300,369
TOTAL INVESTMENT INCOME	487,204

EXPENSES
Investment advisory fees	220,631
Distribution (12b-1) fees:
Investor Class	33
Transfer agent fees	26,183
Shareholder service fees	22,524
Administrative services fees	22,391
Accounting services fees	18,668
Professional fees	16,052
Compliance officer fees	10,424
Registration fees	9,150
Printing and postage expenses	6,310
Trustees’ fees and expenses	5,294
Custodian fees	1,850
Other expenses	5,190
TOTAL EXPENSES	364,700

Less: Fees waived by the advisor	(9,108)

NET EXPENSES	355,592

NET INVESTMENT INCOME	131,612

REALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized loss from investments	(1,470,990)
Net change in unrealized appreciation on investments	1,592,758
NET REALIZED GAIN FROM INVESTMENTS	121,768

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$253,380

See accompanying notes to financial statements.

Low Beta Tactical 500 Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	November 30, 2018	Period Ended
	(Unaudited)	May 31, 2018 **
FROM OPERATIONS
Net investment income (loss)	$131,612	$(81,280)
Net realized gain (loss) from investments	(1,470,990)	2,903,857
Net change in unrealized appreciation on investments	1,592,758	—
Net increase in net assets resulting from operations	253,380	2,822,577

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Institutional Class	—	(326,556)
Investor Class	—	(186)
Net decrease in net assets from distributions to shareholders	—	(326,742)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Institutional Class	13,650,151	38,440,681
Investor Class	20,000	10,845
Reinvestment of distributions to shareholders:
Institutional Class	—	326,556
Investor Class	—	186
Redemption fee proceeds:
Institutional Class	6,128	7,286
Investor Class	5	—
Payments for shares redeemed:
Institutional Class	(4,114,315)	(1,550,811)
Investor Class	—	(15)
Net increase in net assets from shares of beneficial interest	9,561,969	37,234,728

TOTAL INCREASE IN NET ASSETS	9,815,349	39,730,563

NET ASSETS
Beginning of Period	39,730,563	—
End of Period *	$49,545,912	$39,730,563

SHARE ACTIVITY
Institutional Class:
Shares Sold	1,228,679	3,667,800
Shares Reinvested	—	31,249
Shares Redeemed	(372,907)	(148,052)
Net increase in shares of beneficial interest outstanding	855,772	3,550,997

Investor Class:
Shares Sold	1,812	1,084
Shares Reinvested	—	18
Shares Redeemed	—	(1)
Net increase in shares of beneficial interest outstanding	1,812	1,101

*	Net Assets- End of Year includes distributions in excess of net investment loss of $52,016 as of November 30, 2017.

**	The Low Beta Tactical 500 Fund commenced operations on June 12, 2017.

See accompanying notes to financial statements.

Low Beta Tactical 500 Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Institutional Class
	For the
	Six Months Ended	For the
	November 30, 2018	Period Ended
	(Unaudited)	May 31, 2018 (1)

Net asset value, beginning of period	$11.19	$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.03	(0.04)
Net realized and unrealized gain on investments	0.02	1.40
Total from investment operations	0.05	1.36
Redemption fees (3)	0.00	0.00
Less distributions from:
Net realized gains	—	(0.17)
Total distributions	—	(0.17)
Net asset value, end of period	$11.24	$11.19
Total return (4,5)	0.45%	13.74%
Net assets, end of period (000s)	$49,513	$39,718
Ratio of gross expenses to average net assets (6,7,8)	1.65%	1.96%
Ratio of net expenses to average net assets (7,8)	1.61%	1.75%
Ratio of net investment gain (loss) to average net assets (8)	0.60%	(0.38)%
Portfolio Turnover Rate (5)	3471%	1535%

(1)	Low Beta Tactical 500 Fund Institutional Class commenced operations on June 12, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the year or period.

(3)	Less than $0.01 per share

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Annualized for periods less than one full year.

See accompanying notes to financial statements.

Low Beta Tactical 500 Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Investor Class
	For the
	Six Months Ended	For the
	November 30, 2018	Period Ended
	(Unaudited)	May 31, 2018 (1)

Net asset value, beginning of period	$11.16	$10.00
Activity from investment operations:
Net investment loss (2)	—	(0.07)
Net realized and unrealized gain on investments	0.03	1.40
Total from investment operations	0.03	1.33
Redemption fees	0.00 (3)	—
Less distributions from:
Net realized gains	—	(0.17)
Total distributions	—	(0.17)
Net asset value, end of period	$11.19	$11.16
Total return (4,5)	0.27%	13.43%
Net assets, end of period (000s)	$33	$12
Ratio of gross expenses to average net assets (6,7,8)	1.90%	2.21%
Ratio of net expenses to average net assets (7,8)	1.86%	2.00%
Ratio of net investment loss to average net assets (8)	(0.02)%	(0.73)%
Portfolio Turnover Rate (5)	3471%	1535%

(1)	Low Beta Tactical 500 Fund Investor Class commenced operations on June 12, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the year or period.

(3)	Less than $0.01 per share

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Annualized for periods less than one full year.

See accompanying notes to financial statements.

Low Beta Tactical 500 Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
November 30, 2018

1.	ORGANIZATION

The Low Beta Tactical 500 Fund (the “Fund”) is a diversified series of shares of Northern Lights Fund Trust IV (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 2, 2015, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund commenced operations on June 12, 2017. The Fund’s objective is to outperform the S&P 500 Index with lower volatility than the Index.

The Fund offers two classes of shares, an Institutional Class and an Investor Class. Each share class represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (i) each class of shares may bear different distribution fees; (ii) each class of shares may be subject to different (or no) sales charges; (iii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iv) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Mutual funds are valued at their respective net asset values as reported by such investment companies. Exchange-traded funds (“ETFs”) are valued at the last reported sale price or official closing price. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and exchange traded funds (“ETFs”), after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

Low Beta Tactical 500 Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2018

Fair Valuation Process. As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Low Beta Tactical 500 Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2018

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of November 30, 2018, for the Fund’s investments measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$48,238,750	$—	$—	$48,238,750
Short-Term Investment	1,219,676	—	—	1,219,676
Total	$49,458,426	$—	$—	$49,458,426

The Fund did not hold any Level 3 securities during the period. There were no transfers between Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

*	Refer to the Schedule of Investments for industry classifications.

Exchange Traded Funds – The Fund may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock. An index ETF represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities in their portfolio, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and paid annually. Distributions from net realized capital gains if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Fund.

Federal Income Taxes – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filed for the open tax year ended May 31, 2018, or expected to be taken in the Fund’s May 31, 2019 year-end tax return. The Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Low Beta Tactical 500 Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2018

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the period ended November 30, 2018, cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, amounted to $287,320,152 and $239,203,169, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

LGM Capital Management, LLC serves as the Fund’s investment advisor (the “Advisor”). Pursuant to an advisory agreement with the Trust on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee computed and accrued daily and paid monthly, based on the Fund’s average daily net assets and is computed at the annual rate of 1.00%. Pursuant to the advisory agreement, the Fund accrued $220,631 in advisory fees for the six months period ended November 30, 2018.

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund (“Waiver Agreement”) until at least September 30, 2019, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor))), will not exceed 1.55% and 1.80% of the daily average net assets attributable to Institutional Class and Investor Class shares, respectively. These fee waivers and reimbursements are subject to possible recoupment from the Fund by the Advisor in future years (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the expense limitation in place at the time of wavier and the expense limitation in place at the time of recapture. The expense limits in effect prior to their expiration on September 1, 2018 were 1.75% and 2.00% for the Institutional Class and Investor Class shares.

The Board may terminate this expense reimbursement arrangement at any time. For the six months period ended November 30, 2018, the Advisor waived fees in the amount of $9,108, which may be subject to recoupment. For the year ended May 31, 2018, the Advisor can recoup waived and reimbursed expenses of $43,176 until May 31, 2021.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a separate servicing agreement with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund as shown in the Statement of Operations. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Advisor which are included in compliance officer fees in the Statement of Operations.

Blu Giant, LLC (“Blu Giant”) an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis as shown in the Statement of Operations. For the provision of these services, Blu Giant receives customary fees from the Advisor which are included in printing and postage expense in the Statement of Operations.

Low Beta Tactical 500 Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2018

Northern Lights Distributors, LLC acts as the Fund’s principal underwriter in a continuous public offering of the Fund shares. During the six months period ended November 30, 2018, the Distributor received $0 in underwriting commissions for the Investor Class.

The Trust has adopted, with respect to the Fund, the Trust’s Master Distribution and Shareholder Servicing Plan for the Fund’s Investor Class shares (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. The Plans provide a monthly service and/or distribution fee that will be calculated by the Fund at an annual rate of 0.25% per year of the average daily net assets of the Investor Class shares to the Distributor to be used to pay for distribution and shareholder servicing activities. For the six months period ended November 30, 2018, pursuant to the Plan, the Investor Class shares incurred costs of $33.

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $47,865,668 for the Low Beta Tactical 500 Fund.

Unrealized Appreciation	$1,592,758.00
Unrealized Depreciation	—
Tax Net Unrealized Appreciation	$—

The tax character of distributions paid during the period ended May 31, 2018 was as follows:

Fiscal Period Ended
May 31, 2018
Ordinary Income	$326,742
Long-Term Capital Gain	—
Return of Capital	—
$326,742

As of May 31, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$2,547,851	$—	$(52,016)	$—	$—	$—	$2,495,835

Late year ordinary losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $52,016.

Low Beta Tactical 500 Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2018

Permanent book and tax differences, primarily attributable to net operating losses, resulted in reclassification for the period ended May 31, 2018 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$—	$29,264	$(29,264)

6.	REDEMPTION FEES

The Fund may assess a short term redemption fee of 2.00% of the total redemption amount of shareholders sell their share after holding them for less than ninety days. The redemption fee is paid directly to the Fund from which the redemption is made. Please refer to the Statement of Changes for the collected redemption fees.

7.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently seeks to achieve its investment objectives by investing its assets in underlying Funds. As of November 30, 2018, the percentage of the Fund’s net assets invested in the SPDR S&P 500 ETF was 97.4%. (the “Security”). The Fund may sell its investments in this Security at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund will be directly affected by the performance of this investment. The annual report of the Security, along with the report of the independent registered public accounting firm is included in the respective Security’s N-CSR’s available at “www.sec.gov”.

8.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of November 30, 2018, Charles Schwab & Co. held 99.8% of the voting securities for the sole benefit of customers and may be deemed to control the Fund.

9.	NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, the FASB issued ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. At this time, management is evaluating the implications of this ASU and any impact on the financial statement disclosures.

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, on the Statement of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets. These amendments have been adapted with these financial statements.

Low Beta Tactical 500 Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2018

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Low Beta Tactical 500 Fund
EXPENSE EXAMPLES (Unaudited)
November 30, 2018

Example

As a shareholder of the Fund you will incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and/or other fund expenses. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs. The Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period from June 1, 2018 to November 30 , 2018 (the “period”).

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During the Period
Actual	6/1/18	11/30/18	6/1/18 – 11/30/18*	6/1/18 – 11/30/18
Institutional Class	$1,000.00	$1,004.50	$8.09	1.61%
Investor Class	$1,000.00	$1,002.70	$9.34	1.86%

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period	During the Period
(5% return before expenses)	6/1/18	11/30/18	6/1/18 – 11/30/18*	6/1/18 – 11/30/18
Institutional Class	$1,000.00	$1,017.00	$8.14	1.61%
Investor Class	$1,000.00	$1,015.74	$9.40	1.86%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

Northern Lights Fund Trust IV

Rev. August 2015

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST IV DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust IV chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust IV share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-866-270-0300

PRIVACY NOTICE

Northern Lights Fund Trust IV

What we do:
How does Northern Lights Fund Trust IV protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust IV collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust IV does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-844-655-9371 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-844-655-9371.

INVESTMENT ADVISOR
LGM Capital Management, LLC
11811 N. Tatum Blvd., Suite 3031
Phoenix, AZ 85028

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure Of Securities Lending Activities For Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 2/6/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 2/6/19

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 2/6/19